Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

November 21, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  MetLife Investors USA Variable Life Account A
     File Nos. 333-200241 and 811-21851
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus, Supplements and Statement of Additional Information ("SAI") being used for Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 do not differ from the Prospectus, Supplements and SAI for that product contained in the Amendment No. 12 for the Account filed electronically with the Commission on November 17, 2014.

Please call the undersigned at (617) 578-2053 with any questions.

Sincerely,

/s/ John M. Richards, Esq.
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John M. Richards, Esq.
Assistant General Counsel